Investments in Associates	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in Associates	Investments in Associates

	Percentage of ownership	Common shares	December 31, 2023	December 31, 2022
Soto Norte (b)	20.0%	1,825,721	$108,527	$100,772
Denarius (c)	—%	—	—	12,369
Western Atlas (d)	25.4%	29,910,588	253	381
Amilot Capital Inc.	—%	—	—	5
Total			$108,780	$113,527
7.     Investments in Associates (cont.)
The income (loss) from investments in associates during the years ended December 31, 2023 and 2022 comprises:

	Year ended December 31,
	2023	2022
Aris Gold (a)	$—	$(6,093)
Soto Norte (b)	2,650	(2,180)
Denarius (c)	(2,463)	(4,443)
Western Atlas (d)	(128)	(215)
Total	$59	$(12,931)
a)Aris Gold
i.Transactions with Aris Gold
On September 26, 2022, the Company completed the Aris Gold Transaction whereby the Company acquired the 55.7% of the issued and outstanding shares of Aris Gold which it did not already own. Upon completion of the Aris Gold Transaction, Aris Gold became a wholly-owned subsidiary of Aris Mining. As a result of the Aris Gold Transaction, a loss on revaluation of the carrying value of the investment in Aris Gold has been recognized in the consolidated statement of income (loss) during the year ended December 31, 2022 of $31.1 million, representing the difference between the carrying value and the fair value of the equity investment of Aris Gold at the valuation date of September 26, 2022. Refer to Note 5 for details.
ii.Common shares and financial instruments

	Common shares	Listed Warrants	Unlisted Warrants	Gold Notes	Convertible Debenture	Total
As of December 31, 2021	$120,362	$5,838	$1,874	$9,793	—	$137,867
Additions	—	—	—	—	35,000	35,000
Change in FVTPL (Note 19)	—	(3,124)	(1,078)	(115)	—	(4,317)
Principal redeemed	—	—	—	(531)	—	(531)
Income (loss) from equity accounting	(6,093)	—	—	—	—	(6,093)
Equity share of OCI	(9,587)	—	—	—	—	(9,587)
Revaluation of Aris Gold to acquisition price	(31,050)	—	—	—	—	(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)	(73,632)	(2,714)	(796)	(9,147)	(35,000)	(121,289)
As at December 31, 2022 & 2023	$—	$—	$—	$—	$—	$—

b)Soto Norte
Included within the assets acquired as part of the Aris Gold Transaction, the Company has a 20% interest in the Soto Norte gold project. The Company is the operator of the joint venture company, and the joint venture partners will share project costs on a pro-rata ownership basis (“Soto Norte Project”).

Prior to the Aris Gold Transaction, Aris Gold acquired a 20% interest in the Soto Norte Project for $100 million from MDC Industry Holding Company LLC (“Mubadala”), with the cash payments in two tranches of $50 million. The first $50 million tranche was paid prior to the Aris Gold Transaction, and the second tranche was paid on March 21, 2023. The deferred payment was measured at its fair value of $49.5 million as part of the Aris Gold Transaction and is subsequently measured at amortized cost.
The Company has the option to acquire an additional 30% interest in the Soto Norte Project for a cash payment of $300 million (“the Option”). The Option may be exercised at any time prior to the earlier of a) 10 weeks following receipt of the Environment and Social Impact Assessment (“ESIA”) approval for development of the Soto Norte Project or b) 42 months after closing (September 2025) (“Option Expiry Date”). In the event the Company does not exercise the Option prior to the Option Expiry Date, Mubadala may repurchase the Company’s 20% interest in the Soto Norte Project at a price equal to the aggregate amount invested by the Company up to that point. The Option is considered to be a financial asset, which has been valued at $nil as of December 31, 2023.
7.    Investments in Associates (cont.)
The Soto Norte Project has been accounted for as an investment in associate under the equity method, as the Company has determined that it has significant influence over the Soto Norte Project. The fair value of the investment at the Acquisition Date has been determined with reference to the recent transaction between Aris Gold and Mubadala as a market based fair value of the 20% interest.
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2021	$—
Acquisition of initial 20% interest in Soto Norte	101,685
Company’s share of the loss from the associate	(2,180)
Cash contributions to Soto Norte	1,267
Investment in associate as of December 31, 2022	100,772
Company’s share of the loss from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	$108,527

The Company recognized a note payable related to the deferred $50 million tranche payment due to Mubadala. The note incurred interest at 7.5% and was amortized using the effective interest method, resulting in an effective interest rate of 11.87%. The note was repaid on March 21, 2023.

Amount
Acquisition of Note Payable	$49,477
Interest expense	2,027
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	December 31, 2023	December 31, 2022
Revenues	$—	$—
Operating expenses	(9,308)	(4,440)
Depreciation and depletion	(865)	(278)
Loss before finance expenses and income tax	(10,173)	(4,718)
Finance expense	(5,341)	(324)
Income tax recovery	28,765	(5,856)
Net Income and comprehensive income of associate	13,251	(10,898)
Company’s equity share of the net comprehensive income of associate – 20%	$2,650	$(2,180)
7.    Investments in Associates (cont.)
The assets and liabilities of the Soto Norte Project at 100% are as follows:

	December 31, 2023	December 31, 2022
Current assets	$3,922	$2,658
Non-current assets	678,206	670,455
Total	682,128	673,113
Current liabilities	1,851	$1,337
Non-current liabilities	137,641	167,915
Total	139,492	169,252
Net assets	$542,636	$503,861
Company’s share of the net assets of Soto Norte – 20%	$108,527	$100,772

c)Denarius
During the year ended December 31, 2023, Denarius Metals Corp. (“Denarius”) completed the following equity offerings:
•a rights offering whereby the Company participated for less than its pro rata ownership interest and acquired 3,750,000 common shares in Denarius for cash consideration of $1.1 million, decreasing its equity interest in Denarius to approximately 24.9%; and
•a private placement in which the Company did not participate in, decreasing its equity investment in Denarius to approximately 17.2% as at December 31, 2023 (2022 – 31.8%).
As a result of the reduced ownership percentage subsequent to the private placement, the Company concluded that it no longer had significant influence in the investee, and therefore, discontinued accounting for the investment using the equity method from April 4, 2023, being the date of the completion of the private placement and began carrying the investment at fair value through profit or loss. The Company recorded a loss on discontinuation of the equity method of $10.0 million and reclassified the fair value of the Denarius investment of $3.5 million to other financial assets. The loss was calculated as the difference between the fair value of Aris Mining’s retained interest and the carrying amount of the investment in Denarius at the date the equity method was discontinued, including a $1.9 million loss previously recognized in other comprehensive income that was reclassified to profit and loss on discontinuation of the equity method.
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2021	$15,740	$5,627	$21,367
Additions	2,625	—	2,625
Change in FVTPL	—	(5,050)	(5,050)
Company’s share of the loss from the associate	(4,443)	—	(4,443)
Equity share of other comprehensive loss	(1,962)	—	(1,962)
Exchange difference	-	(168)	(168)
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius at of December 31, 2023	$—	$—	$—
7.    Investments in Associates (cont.)
During the year-ended December 31, 2023, the Company also subscribed for C$5.0 million of Denarius Convertible Debentures ("Denarius Debenture"). The Denarius Debenture is due, in cash, on October 19, 2028 and may be converted at the Company’s sole discretion into common shares of Denarius at a conversion price of C$0.45 per share. The Denarius Debenture will pay interest monthly at a rate of 12.0% per annum and also pay quarterly in cash an amount equal to the Gold Premium (as defined below) multiplied by the principal amount of the Denarius Debenture. The Gold Premium is calculated as the percentage equal to (i) 25% of the amount, if any, by which the London P.M. Fix exceeds $1,800 per ounce, divided by (ii) $1,800. The Company concluded that these debentures are not considered exercisable or convertible as at year-end and therefore, are excluded in assessing significant influence.
The Company’s investment in Denarius is carried at $9.8 million at December 31, 2023. During the year ended December 31, 2023, the Company recognized a gain of $2.7 million in gain (loss) on financial instruments related to the change in fair value of the investment in the period (December 31, 2022 - $nil).

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
During the year ended December 31, 2022, the Company acquired 10,130,000 common shares in Denarius for cash consideration of approximately $2.6 million, increasing its equity interest in Denarius to approximately 31.8%.
d)Western Atlas
As at December 31, 2023, the Company holds a 25.4% equity interest in Western Atlas (December 31, 2022 – 25.4%).
The following table summarizes the change in the carrying amount of the Company’s investment in Western Atlas:

	Common shares	Warrants	Total
As of December 31, 2021	$596	$14	$610
Company’s share of the loss from the associate	(215)	—	(215)
Change in FVTPL	—	(14)	(14)
As of December 31, 2022	$381	$—	$381
Company’s share of the loss from the associate	(128)	—	(128)
Investment in Western Atlas as of December 31, 2023	$253	$—	$253
The Company owned 7,955,294 share purchase warrants exercisable at C$0.20 per share that were not exercised and expired in October 2022.